Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 5,800,000	$ 7,900,000
Income Tax Contingency [Line Items]
Increase in unrecognized tax benefits	431,000	501,000
Unrecognized tax benefits	2,860,000	2,429,000	$ 0	$ 1,928,000
Accrued interest and penalties related to uncertain tax positions	0		$ 0
Federal
Income Tax Contingency [Line Items]
NOLs	131,200,000	110,200,000
Net operating loss that can be carried forward indefinitely	85,300,000
State
Income Tax Contingency [Line Items]
NOLs	118,500,000	$ 108,200,000
Research and Development | Federal
Income Tax Contingency [Line Items]
Tax credit carryforwards	4,400,000
Research and Development | State
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 4,300,000